Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash		$ 1,204,933	$ 58,783
Accounts receivable, net	231,507	21,569	136,503
Advance payment for acquisition	2,726,188
Prepaid expense and other current assets	27,950	70,802
Total current assets	2,985,645	1,297,304	195,286
Property and equipment, net	305,196	288,406	324,349
Operating lease right-of-use assets, net	134,198	174,282	248,237
Intellectual property, net of accumulated amortization	809,275	1,269,819	2,310,907
Deposits	21,026	31,440	31,440
Total Assets	4,255,340	3,061,251	3,110,219
Current Liabilities
Bank overdraft	3,781
Accounts payable and accrued liabilities	417,466	115,673	401,014
Deferred revenue	1,510,827	1,035,185	1,478,430
Interest payable	309,180	204,915	62,212
Notes payable, net of unamortized discount	1,799,147	1,720,777	585,310
Convertible notes payable, net of unamortized discount	1,942,774	993,931	1,241,412
Due to a related party	277,033	247,366	561,230
License fee payable			1,094,691
Operating lease liability	118,848	112,322	100,170
Finance lease liability	41,914	72,768	90,565
Total Current Liabilities	6,420,970	4,502,937	5,615,034
Series B Preferred Stock, 80,000 shares designated; $0.001 par value; Stated value $10.00; 29,750 and 5,300 shares issued and outstanding, net of discount, respectively		278,811	50,203
Notes payable, net of unamortized discount - non-current	1,734,439	1,770,989	572,495
Convertible notes payable, net of unamortized discount - non-current	98,488	22,357	2,356
Deferred revenues - non-current	1,071,761	573,411	39,733
Operating lease liability - non-current	64,072	125,640	237,961
Finance lease liability - non-current		10,341	83,109
Total Liabilities	9,389,730	7,284,486	6,600,891
Commitments and contingencies
Stockholders’ Deficit
Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 150,000 shares issued and outstanding, respectively	150	150	150
Common stock: 125,000,000 authorized; $0.001 par value 122,044 and 65,308 shares issued and outstanding, respectively	954	122	66
Additional paid in capital	40,842,698	37,810,380	32,027,696
Accumulated deficit	(45,978,192)	(42,033,887)	(35,518,584)
Total Stockholders’ Deficit	(5,134,390)	(4,223,235)	(3,490,672)
Total Liabilities and Stockholders’ Deficit	$ 4,255,340	$ 3,061,251	$ 3,110,219